Research and Development Expenses	12 Months Ended
Dec. 31, 2020
Research And Development Expenses
Research and Development Expenses

Note 12 - Research and Development Expenses

	For the year	For the year
	ended	ended
	December 31	December 31
	2020	2019
	US Dollars (In thousands)

Clinical trials	-	9
Subcontractors	393	48
Other expenses	16	4
Total research and development expenses	409	61